MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2012
MARKETABLE SECURITIES
3.	MARKETABLE SECURITIES

Changes in the value of marketable securities, as reported in current assets on the consolidated balance sheets as at December 31, 2012 and December 31, 2011 are detailed in the tables below:

In millions of U.S. dollars	December 31, 2011	Purchase	Sale/ Settlement	Change in fair value included in OCI* for available- for-sale marketable securities	Change in fair value recognized in earnings	Foreign exchange result through OCI*	December 31, 2012
Debt securities issued by the U.S. Treasury	100	450	(400)	—	—	—	150
Debt securities issued by foreign governments	81	—	(81)	—	—	—	—
Fixed rate debt securities issued by financial institutions	27	—	(25)	—	—	(2)	—
Senior debt Floating Rate Notes issued by financial institutions	205	—	(124)	6	1	—	88
Total	413	450	(630)	6	1	(2)	238

*	Other Comprehensive Income

In millions of U.S. dollars	December 31, 2010	Purchase	Sale/ Settlement	Change in fair value included in OCI* for available- for-sale marketable securities	Change in fair value recognized in earnings	Realized gain	Foreign exchange result through OCI*	December 31, 2011
Debt securities issued by the U.S. Treasury	350	100	(350)	—	—	—	—	100
Debt securities issued by foreign governments	213	225	(355)	—	—	—	(2)	81
Fixed rate debt securities issued by financial institutions	—	27	—	—	—	—	—	27
Senior debt Floating Rate Notes issued by financial institutions	328	—	(113)	(2)	(5)	—	(3)	205
Auction Rate Securities	72	—	(350)	(45)	—	323	—	—
Equity securities classified as available-for-sale	161	—	(189)	14	14	—	—	—
Total	1,124	352	(1,357)	(33)	9	323	(5)	413

*	Other Comprehensive Income

The U.S. Treasury Bills portfolio amounting to $150 million as of December 31, 2012 and $100 million as of December 31, 2011, has a duration of less than five months on average. They were rated Aaa by Moody’s as at December 31, 2012 and 2011. The change in fair value of these marketable securities was not material as at December 31, 2012 and 2011. The Company estimated the fair value of these financial assets based on publicly quoted market prices, which corresponds to a Level 1 fair value measurement hierarchy.

All securities are classified as available-for-sale and recorded at fair value, with changes in fair value recognized as a separate component of the consolidated statements of comprehensive income, except for those declines deemed to be other-than-temporary.

Out of the three investment positions in Senior debt Floating Rate Notes, three are in an unrealized loss position, which has been considered as temporary. For all investments, the Company expects to recover the debt securities’ entire amortized cost basis. Since the duration of the portfolio is 1 year on average and the securities have an average rating of A-/Baa1/A, the Company expects the value of the securities to return to par as the final maturity is approaching; as such, no credit loss has been identified on these instruments and the cumulative change in fair value is recognized as a separate component of “Accumulated other comprehensive income (loss)” in the consolidated statements of equity. The Company estimated the fair value of these financial assets based on publicly quoted market prices, which corresponds to a Level 1 fair value measurement hierarchy. The aggregate amortized cost basis of these securities totalled $89 million and $252 million as at December 31, 2012 and December 31, 2011, respectively. As at December 31, 2012 a total pre-tax unrealized loss of $1 million was deferred in Accumulated other comprehensive income on these financial assets.

As at December 31, 2011, the Company held $5 million in Euro-denominated senior unsecured bonds issued by Lehman Brothers, for an original investment of Euro 15 million. Those debt securities were sold in 2012, generating cash proceeds totalling $5 million. The gain, which was not material, was reported on the line “Gain (loss) on financial instruments, net” on the consolidated statement of income for the year ended December 31, 2012.

The debt securities and the government bonds are reported as current assets on the line “Marketable Securities” on the consolidated balance sheet as at December 31, 2012, since they represent investments of funds available for current operations.

The $81 million of Italian Treasury Bills held as at December 31, 2011 were rated A2 by Moody’s. They were sold in 2012, together with the fixed rate debt securities totalling $27 million as at December 31, 2011.